Background, Principal Activities and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.	Background, Principal Activities and Basis of Presentation

Background

Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2010	2011
Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd. (formerly Himax Technologies Anyang Limited)	Sales	South Korea	100.00%	100.00%
Himax Semiconductor, Inc. (formerly Wisepal Technologies, Inc.)	IC design and sales	ROC	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Display, Inc.	IC design, manufacturing and sales	ROC	87.96%	88.02%
Integrated Microdisplays Limited	IC design and sales	Hong Kong	87.96%	88.02%
Himax Display US Corp.	Investments	Delaware, USA	-	88.02%
Himax Analogic, Inc.	IC design and sales	ROC	75.11%	75.10%
Himax Imaging, Inc.	Investments	Cayman Islands	93.37%	100.00%
Himax Imaging, Ltd.	IC design and sales	ROC	93.37%	89.69%
Himax Imaging Corp.	IC design	California, USA	93.37%	100.00%
Argo Limited	Investments	Cayman Islands	100.00%	100.00%
Tellus Limited	Investments	Cayman Islands	100.00%	100.00%
Himax Media Solutions, Inc.	TFT-LCD television and monitor chipset operations	ROC	78.11%	78.25%
Himax Media Solutions (Hong Kong) Limited	Investments	Hong Kong	78.11%	78.25%
Harvest Investment Limited	Investments	ROC	100.00%	100.00%

Since March 2006, Himax Technologies, Inc.’s ordinary shares have been quoted on the NASDAQ Global Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS effect from August 10, 2009. See Note15 (a) as further described.

Principal Activities

Himax Technologies, Inc. and subsidiaries (collectively, the Company) designs, develops and markets semiconductors that are critical components of flat panel displays. The Company’s principal products are display drivers for large-sized thin film transistor liquid crystal displays (TFT-LCD) panels, which are used in desktop monitors, notebook computers and televisions, anddisplay drivers for small-and medium-sized TFT-LCD panels which are used in mobile handsets, and consumer electronics products such as tablet PCs, netbook computers (with a display size of typically less than 10 inches), digital cameras, mobile gaming devices, portable DVD players, digital photo frame and car navigation displays. The Company also offers display drivers for panels using OLED technology and LTPS technology. In addition, the Company is expanding its product offerings to include non-driver products such as timing controllers, touch controller ICs, TFT-LCD television and monitor chipsets, LCOS projector solutions, power management ICs, CMOS image sensors, wafer level optics products, infinitely color technology and 2D to 3D conversion solutions. The Company’s customers are TFT-LCD panel manufacturers, mobile device module manufacturers and television makers.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in conformity with US generally accepted accounting principles (“US GAAP”).